Note 7 - Balance Sheet Disclosures - Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Note 7 - Balance Sheet Disclosures - Financial Liabilities (Details)
Loans and participation rights	€ 3,718	€ 3,665
Lease liabilities	2,635	1,669
Total non-current financial liabilities	6,353	5,335
Loans and participation rights	31	2,240
Mandatory convertible notes		6,859
Lease liabilities	441	289
Total current financial liabilities	€ 472	€ 9,388